ACQUISITIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS

NOTE 7. ACQUISITION

On October 14, 2022, the Company through its wholly owned subsidiary, Healthy Choice Markets IV, LLC, entered into an Asset Purchase Agreement (the “Purchase Agreement”) with Dean’s Natural Food Market of Shrewsbury, Inc., a New Jersey corporation, Green’s Natural Foods, Inc., a Delaware corporation, Dean’s Natural Food Market of Chester, LLC, a New Jersey limited liability company, Dean’s Natural Food Market of Basking Ridge, LLC, a New Jersey limited liability company, and Dean’s Natural Food Market, Inc., a New Jersey corporation (collectively, the “Sellers”), and shareholders of the Sellers. Pursuant to the Purchase Agreement, the Company acquired certain assets and assumed certain liabilities of an organic and natural health food and vitamin chain with eight store locations in New York and northern and central New Jersey (the “Stores”).

The cash purchase price under the Asset Purchase Agreement was $5,142,000, with $3,000,000 seller financing in the form of promissory note. In addition, the seller is entitled to a contingent earn-out based on a certain revenue threshold within the one-year period of the closing.

The Company recorded $1,108,000 of contingent consideration based on the estimated financial performance for the one year following closing. The contingent consideration was discounted at an interest rate of 3.8%, which represents the Company’s weighted average discount rate. Contingent consideration related to the acquisition is recorded at fair value (level 3) with changes in fair value recorded in other expense (income), net.

The following table summarizes the change in fair value of contingent consideration from acquisition date to June 30, 2023:

Fair Market Value - Level 3
Balance as of October 14, 2022	$1,108,000
Remeasurement	(333,100
Balance as of December 31, 2022	$774,900
Remeasurement	(402,900)
Balance as of June 30, 2023	$372,000

The following table summarizes the change in fair value of contingent consideration for the three months ended June 30, 2023:

Fair Market Value - Level 3
Balance as of March 31, 2023	$797,000
Remeasurement	(425,000)
Balance as of June 30, 2023	$372,000

The following table summarizes the purchase price allocation based on fair values of the net assets acquired at the acquisition date:

Purchase Consideration
Cash consideration paid	$5,142,000
Promissory note	3,000,000
Contingent consideration issued to Green’s Natural seller	1,108,000
Total Purchase Consideration	$9,250,000

Purchase price allocation
Inventory	$1,642,000
Property and equipment	1,478,000
Intangible assets	3,251,000
Right of use asset - Operating lease	6,427,000
Other liabilities	(211,000)
Operating lease liability	(6,427,000)
Goodwill	3,090,000
Net assets acquired	$9,250,000

Finite-lived intangible assets
Trade Names (8 years)	$1,133,000
Customer Relationships (6 years)	1,103,000
Non-Compete Agreement (5 years)	1,015,000
Total intangible assets	$3,251,000

The acquisition is structured as asset purchase in a business combination, and goodwill is tax-deductible, and amortizable over 15 years for tax purpose.

Revenue and Earnings

The following table represents the condensed combined pro forma revenue and earnings for the three and six months ended June 30, 2022:

	For Three Months Ended	For Six Months Ended
	June 30, 2022	June 30, 2022
Sales	$13,869,931	$26,776,815
Net loss	$(699,919)	$(1,385,177)

The condensed combined proforma revenue and earnings for the three-month period and six-month period ended June 30, 2022 were prepared as though acquisition occurred as of January 1, 2022.

Note 10. ACQUISITIONS

The purchase method of accounting in accordance with ASC 805, Business Combinations, was applied for the Mother Earth’s Storehouse and Green’s Natural Foods acquisitions. This requires the total cost of an acquisition to be allocated to the tangible and identifiable intangible assets acquired and liabilities assumed based on their respective fair values at the date of acquisition with the excess cost accounted for as goodwill. Goodwill arising from the acquisition is attributable to expected operational synergies from combining the operations of the acquired business with those of the Company. Acquisition costs are expensed as incurred and recorded in selling, general and administrative expenses in the combined carve-out statements of operations.

Mother Earth’s Storehouse

On February 9, 2022, the Company through its wholly owned subsidiary, Healthy Choice Markets 3, LLC, entered into an Asset Purchase Agreement with Mother Earth’s Storehouse Inc. (“HCM3”) and its shareholders. Pursuant to the Purchase Agreement, HCM3 acquired certain assets and assumed certain liabilities related to Mother Earth’s grocery stores in Kingston and Saugerties, New York. The Company intends to continue to operate the grocery stores under their existing name. The cash purchase price under the Asset Purchase Agreement was $4,472,500, with an additional $677,500 paid for inventory at closing. In addition, the Company assumed a lease obligation for the Kingston, NY store and entered into an employment agreement with the store manager.

The following table summarizes the purchase price allocation based on fair values of the net assets acquired at the acquisition date:

Purchase Consideration
Cash consideration paid	$5,150,000

Purchase price allocation
Inventory	805,000
Property, plant, and equipment	1,278,000
Intangible assets	1,609,000
Right of use asset - operating lease	1,797,000
Other liabilities	(283,000)
Operating lease liability	(1,797,000)
Goodwill	1,741,000
Net assets acquired	$5,150,000

Finite-lived intangible assets
Trade Names (8 years)	$513,000
Customer Relationships (6 years)	683,000
Non-Compete Agreement (5 years)	413,000
Total intangible assets	$1,609,000

The acquisition is structured as asset purchase in a business combination, and goodwill is tax-deductible, and amortizable over 15 years for tax purpose.

The results of operations of Mother’s Earth have been included in the combined carve-out statements of operations as of the effective date of operations.

Revenue and net income for Year ended December 31, 2022 were $11.9 million and $0.30 million, respectively. Acquisition-related expenses are expensed as incurred. They were recorded in selling, general and administrative expenses in the combined carve-out statements of operations, and were $157,000 for the year ended December 31, 2022. They primarily related to legal and other professional fees.

Green’s Natural Foods

On October 14, 2022, the Company through its wholly owned subsidiary, Healthy Choice Markets IV, LLC, entered into an Asset Purchase Agreement (the “Purchase Agreement”) with Dean’s Natural Food Market of Shrewsbury, Inc., a New Jersey corporation, Green’s Natural Foods, Inc., a Delaware corporation, Dean’s Natural Food Market of Chester, LLC, a New Jersey limited liability company, Dean’s Natural Food Market of Basking Ridge, LLC, a New Jersey limited liability company, and Dean’s Natural Food Market, Inc., a New Jersey corporation (collectively, the “Sellers”), and shareholders of the Sellers. Pursuant to the Purchase Agreement, the Company acquired certain assets and assumed certain liabilities of an organic and natural health food and vitamin chain with eight store locations in New York and northern and central New Jersey (the “Stores”).

The cash purchase price under the Asset Purchase Agreement was $5,142,000, with $3,000,000 seller financing in the form of promissory note. In addition, the seller is entitled to a contingent earn-out based on a certain revenue threshold within the one year period of the closing.

The Company recorded $1,108,000 of contingent consideration based on the estimated financial performance for the one year following closing. The contingent considerations was discounted at an interest rate of 3.8%, which represents the Company’s weighted average discount rate. Contingent consideration related to the acquisitions, is recorded at fair value (level 3) with changes in fair value recorded in other expense (income), net.

The following table summarizes the change in fair value of contingent consideration from acquisition date to December 31, 2022:

Fair Market Value-Level 3
Balance as of October 14, 2022	$1,108,000
Remeasurement	(333,100)
Balance as of December 31, 2022	$774,900

The following table summarizes the purchase price allocation based on fair values of the net assets acquired at the acquisition date:

Purchase Consideration
Cash consideration paid	$5,142,000
Promissory note	3,000,000
Contingent consideration issued to Green’s Natural seller	1,108,000
Total Purchase Consideration	$9,250,000

Purchase price allocation
Inventory	$1,642,000
Property and equipment	1,478,000
Intangible assets	3,251,000
Right of use asset - Operating lease	6,427,000
Other liabilities	(211,000)
Operating lease liability	(6,427,000)
Goodwill	3,090,000
Net assets acquired	$9,250,000

Finite-lived intangible assets
Trade Names (8 years)	$1,133,000
Customer Relationships (6 years)	1,103,000
Non-Compete Agreement (5 years)	1,015,000
Total intangible assets	$3,251,000

The acquisition is structured as asset purchase in a business combination, and goodwill is tax-deductible, and amortizable over 15 years for tax purpose.

Revenue and net loss for year ended December 31, 2022 were $6.3 million and $0.05 million, respectively, from the date of acquisition through December 31, 2022. Acquisition-related expenses are expensed as incurred. They were recorded in selling, general and administrative expenses and were $906,000 for the year ended December 31, 2022. They primarily related to legal and other professional fees.

Revenue and Earnings

The following unaudited pro forma summary presents combined information of the Company, including Mother Earth’s Storehouse and Green’s Natural Foods, as if the business combinations had occurred on January 1, 2021, the earliest period presented herein:

	December 31,
	2022	2021
Sales	$54,846,023	$60,773,310
Net loss	(790,119)	1,803,584

The pro forma financial information includes adjustments that are directly attributable to the business combinations and are factually supportable. The pro forma adjustments include incremental amortization of intangible and remove non-recurring transaction costs directly associated with the acquisitions, such as legal and other professional service fees. The pro forma data gives effects to actual operating results prior to the acquisition. These pro forma amounts do not purport to be indicative of the results that would have actually been obtained if the acquisitions occurred as of the beginning of each period presented or that may be obtained in future periods. For the year ended December 31, 2022, the pro forma financial information excludes $1,063,000 of non-recurring acquisition-related expenses.

Acquisition of EIR Hydration

On November 30, 2021, the Company, through its wholly owned subsidiary, Healthy Choice Wellness, LLC, acquired EIR Hydration, an IV therapy center located in Roslyn Heights, NY. The cost of the transaction was $75,000 and it was treated as an asset purchase. The Company closed Roslyn Heights, NY wellness center in December 2022, and wrote off remaining book value of intangible assets in the amount of $54,000.